Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Supplemental Cash Flow Information Related to Leases	Supplemental cash flow information related to leases was as follows:
	Year ended December 31,
	2023	2022
Cash payments and expenses related to operating leases	$(451)	$(370)
Operating lease right-of-use assets and liabilities, net	2	(84)

Schedule of Maturities of Lease Liabilities	Maturities of lease liabilities as of December 31, 2023, were as follows:
2024	$443
2025	393
2026	356
2027 and after	1,033
Total lease payments	2,225
Less imputed interest	483
Total lease liabilities	$1,742

Schedule of Supplemental Balance Sheet Information Related to Operating Leases	Supplemental balance sheet information related to operating leases were as follows:
	December 31,	December 31,
	2023	2022
Operating lease right-of-use assets	$1,740	$465
Current maturities of operating leases	$436	$364
Long-term operating lease liabilities	$1,306	$17
Weighted average remaining lease term (in years)	5.5	1.1
Weighted average discount rate	9.4%	5.8%